Financial Instruments (Details) - Schedule of reconciliation of fair value of derivative assets and liabilities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of fair value of derivative assets and liabilities [Abstract]
Fair value, Beginning	$ 24,905	$ 46,795
Derivatives recognized at inception
Prepayment option – Senior Notes		17,829
Prepayment option – Senior Secured Notes		10,562
Unrealized gains (losses) on derivatives
Interest rate floor		5,368
Prepayment options	(2,308)	(12,391)
Interest rate swaps	(10,807)	(42,649)
Impact of foreign exchange	447	(609)
Fair value, Ending	$ 12,237	$ 24,905